Restricted Stock Awards - Additional Information (Detail) (Inventergy Inc [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Inventergy Inc [Member]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	1 year 6 months 18 days	1 year 5 months 19 days